Securities at fair value through other comprehensive income and securities at amortized cost - Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of securities at FVOCI		₩ 287,564	₩ 197,708	₩ 50,793
Loss on disposal of securities at FVOCI		(93,952)	(137,448)	(180,368)
Gain on disposal of securities at amortized cost	[1]	2	0	358
Loss on disposal of securities at amortized cost	[1]	(58)	(23,155)	(107)
Total		₩ 193,556	₩ 37,105	₩ (129,324)

[1]	The disposal of securities measured at amortized cost was driven by the exercise of early redemption options by the issuers and by the objective of securing additional asset duration for asset-liability management in response to changes in the interest rate environment.